Performance Management - Neiman Large Cap Value Fund	Jul. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's No-Load Shares for each of the past 10 full calendar years. The performance table compares the performance of the Fund's No-Load Shares over time to the performance of a broad-based market index. You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Class A share annual returns would have been substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Updated performance information is available by calling 1-877-385-2720.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's No-Load Shares for each of the past 10 full calendar years.
Bar Chart [Table]
Bar Chart Closing [Text Block]	For the period from January 1, 2025 through June 30, 2025 the total return for the Fund was 6.90%. Best Quarter (December 31, 2020) +14.67% Worst Quarter (March 31, 2020) -27.39%
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/24
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
AVERAGE ANNUAL TOTAL RETURN

FOR THE PERIODS ENDED 12/31/24

NEIMAN LARGE CAP VALUE FUND	1 Year	5 Years	10 Years
No-Load Shares Return Before Taxes	13.49%	5.85%	6.86%
Return After Taxes on Distributions	12.99%	4.36%	5.33%
Return After Taxes on Distributions and Sale	7.99%	4.12%	4.97%
of Fund Shares
Class A Shares Return Before Taxes	6.98%	4.60%	6.22%
S&P 500 Index (does not reflect deductions for fees,	25.02%	14.53%	13.10%
expenses or taxes)

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The average annual total returns for the Fund’s Class A shares are reduced to reflect the maximum applicable sales charge. The after tax returns for Class A shares will differ from the after tax returns of the No-Load Shares.

Performance Availability Phone [Text]	1-877-385-2720
No-Load Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	total return for the Fund
Bar Chart, Year to Date Return	6.90%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.67%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(27.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020